September 13, 2017

VIA EDGAR

Securities and Exchange Commission

Investment Company Division

100 F. Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Wasatch Funds Trust (the “Trust”)

  File Nos. 033-10451, 811-04920

To the Commission:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated September 1, 2017 for the Investor Class and Institutional Class shares of the Wasatch Global Value Fund, formerly the Wasatch Large Cap Value Fund, as filed electronically via EDGAR with the Securities and Exchange Commission on September 1, 2017 (Accession Number: 0001193125-17-275518).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President

cc:	R. Biles